Investment Holding Level 4 Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2018
Variable Interest Entity [Line Items]
Assets	$ 154,713,000,000	$ 150,146,000,000	$ 162,284,000,000
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure	$ 914,000,000	$ 849,000,000
Variable Interest Entity, Commitments by Third Parties, Liquidity and Other Arrangements	474	474
Variable Interest Entity, Primary Beneficiary [Member] | Fixed Income Funds [Member]
Variable Interest Entity [Line Items]
Assets	$ 0